Related Party Transactions (Details) - Schedule of related parties transactions	12 Months Ended
Dec. 31, 2022
Zhejiang Baiqianyin Network Technology Co., Ltd (“Zhejiang Baiqianyin”) [Member]
Related Party Transaction [Line Items]
Relationship	An entity which has a common director of the Board of Directors with the Group
Shanghai Shenghan [Member]
Related Party Transaction [Line Items]
Relationship	An entity which the Group holds 16.56% equity interests
Shanghai Aoshu Enterprise Management Partnership (Limited Partnership) (“Shanghai Aoshu”) [Member]
Related Party Transaction [Line Items]
Relationship	An entity which is the Group’s employee stock ownership platform, and has a common director of the Board of Directors with the Group
Shanghai Machinemind Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	An entity which the Company holds 18% equity interests
Jiaxing Sound Core Intelligent Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship	An entity which Shanghai Shenghan holds 20% equity interests
Hui Yuan [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the board, one of the major shareholders holding 14.73% equity interests of the Company
Weng Wei [Member]
Related Party Transaction [Line Items]
Relationship	CFO of the Company
Tianjin Haiyin Equity Investment Fund Partnership (Limited Partnership) (“Tianjin Haiyin”) [MEmber]
Related Party Transaction [Line Items]
Relationship	A significant shareholder holding 5.18% equity interests of the Company
Jiaxing Chiyu Investment Partnership (limited Partnership) [Member]
Related Party Transaction [Line Items]
Relationship	A significant shareholder holding 5.44% equity interests of the Company
Haiyin Capital Investment (International) Limited [Member]
Related Party Transaction [Line Items]
Relationship	A subsidiary of Tianjin Haiyin
Zhizhen Guorui [Member]
Related Party Transaction [Line Items]
Relationship	An entity which the Group holds 37% equity interests